Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets held for sale
Schedule of changes in foreclosed assets

Foreclosed Assets

Cost:
Balances at January 1, 2020	935
Additions	172
Disposals	(437)
Impairment losses	(119)
Balances at December 31, 2020	551
Additions	559
Disposals	(310)
Impairment losses	(27)
Balances at December 31, 2021	773